Schedule of estimated useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
Intangible assets method	Straight-line
Completed development technology [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
Intangible assets method	Straight-line
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	10 years
Intangible assets method	Straight-line
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	10 years
Intangible assets method	Straight-line